Commitments and Contingency (Details) - Schedule of Operations - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Income Statements, Captions [Line Items]
Revenues	$ 2,797,326	$ 2,752,332
Net income	$ 780,309	$ 845,693